SCHEDULE OF ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($)	Jun. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
Payables and Accruals [Abstract]
Equipment purchase payable	$ 1,005,770		$ 987,811		$ 1,027,996
Long-term payments of leaseback, current	636,733	[1]	307,694	[1],[2]	366,753	[2]
Advance from customer	303,899		304,488		189,192
Interest payable	157,289		161,043		165,821
Payroll and welfare payable	128,540		173,925		175,626
Deposit	44,366
VAT payable	7,190		27,545		1,727
Long-term payable, current portion			7,445	[3]	15,746	[3]
Others	27,590		69,378		79,070
Total	$ 2,311,377		$ 2,039,329		$ 2,021,931

[1]	During the six months ended June 30, 2023 and 2024, the Company continuously entered into certain sale-and-leaseback arrangements for the purpose of obtaining financing. As a result of the available repurchase option, for accounting purposes these sale-and-leaseback arrangements are accounted for as a financing rather than a sale. Loans payables resulted from such financing were pledged by the Company’s machinery and equipment, amounted to US$485,070 and US$866,826 as of December 31, 2023 and June 30, 2024, respectively. The loans payables were installment maturity and due in July 2026 with annual interest rate ranging from 9.4% to 10.2%. The interest expenses were US$23,738 and US$17,688 for the six months ended June 30, 2023 and 2024, respectively.
[2]	During the years ended December 31, 2022 and 2023, the Company continuously entered into certain sale-and-leaseback arrangements for the purpose of obtaining financing. As a result of the available repurchase option, for accounting purposes these sale-and-leaseback arrangements are accounted for as a financing rather than a sale. Loans payables resulted from such financing were pledged by the Company’s machinery and equipment, amounted to US$478,088 and US$485,070 as of December 31, 2022 and 2023, respectively. The loans payables are repayable in installments from February 2022 to November 2025 with an annual interest rate of 10%. The interest expenses were US$52,524 and US$23,562 for the years ended December 31, 2022 and 2023, respectively.
[3]	In June 2022, the Company obtained a vehicle mortgage loan from a third party at an annual interest rate of 7.5%, with the payables are repayable in installments from June 2022 to June 2024. The assets value of pledged vehicle is US$ 22,318, and the interest expenses were US$1,006 and US$702 for the year ended December 31, 2022 and 2023.